Investment Instruments - Additional Information (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Unrealized gain and (loss) total	$ 837,869	$ 319,213
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Highly liquid financial instruments	1,178,771
Financial Investments Available-for-Sale [member]
Disclosure of financial assets [line items]
Unrealized gain and (loss) total	83,917
Financial Investments Available-for-Sale [member] | Total Attributable to Equity Holders of the Bank [Member]
Disclosure of financial assets [line items]
Unrealized gain and (loss) total	86,298
Financial Investments Available-for-Sale [member] | Non controlling Interest [Member]
Disclosure of financial assets [line items]
Unrealized gain and (loss) total	$ 2,381